Bonds and Loans - Schedule of Composition of Loans (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Apr. 30, 2023	Mar. 31, 2023 JPY (¥)
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 750,873			¥ 724,027
Syndicated Loans 2016
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	100,000			200,000
JPY (millions) Carrying amount	¥ 100,000			200,000
Interest rate (%)	0.30%	0.30%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 113,500
JPY (millions) Carrying amount	¥ 113,500			113,500
Interest rate (%)	0.35%	0.35%
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,500
JPY (millions) Carrying amount	¥ 227,018			¥ 199,993
USD Syndicated Loans 2017 | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.42826%	0.42826%	0.42826%
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate				0.50%
Syndicated Loans 2023
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 100,000
JPY (millions) Carrying amount	¥ 100,000			¥ 0
Interest rate (%)	0.679%	0.679%
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 210,000
JPY (millions) Carrying amount	¥ 210,000			210,000
Bilateral Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.19%	0.19%
Bilateral Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.815%	0.815%
Other
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 355			¥ 534